Related Party Disclosures	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Disclosures

12. Related Party Disclosures

On December 21, 2017, we acquired 17,307,692 shares of Series B preferred stock of Kalyra for a per share price of twenty-six cents ($0.26) or approximately $4.5 million. The management team and stockholders of Kalyra are also stockholders of the Company.

Prior to the investment, we entered into a license agreement and a master services agreement with Kalyra. The license agreement was signed and commenced on December 31, 2014 for the exclusive rights to develop and commercialize products derived from Kalyra’s technology in the initial area of oncology. The license agreement and all rights were subsequently sold from Kalyra to Recurium IP Holdings, LLC (“Recurium IP”), an entity with common ownership to Kalyra prior to the Zentalis investment. Under the agreement, we have agreed to make payments to Recurium IP based on specific milestones and based on Recurium Equity, LLC’s equity ownership stake in us at the time the milestone is earned. Recurium Equity, LLC (“Recurium Equity”) is also an entity with common ownership to Kalyra prior to the Zentalis investment. In addition, the Company shall pay low to mid-single digit percentage royalties on net product sales to Recurium IP and sublicense fees on any consideration paid to us by a sublicensor. The royalty payments are also based on Recurium Equity’s then equity ownership in us. The license agreement will terminate upon the later of the last expiration of the patent rights or 15 years from the date of commencement.

The Master Services Agreement (“MSA”) was entered into in January 2015 and states that Kalyra may provide research and development services to us and that we shall reimburse such expenses on a time and materials basis based on the initial statements of work. For the three months ended March 31, 2020 and 2019, we incurred approximately seventeen thousand and five thousand dollars of expense with Kalyra that was eliminated in consolidation for research and development services provided, respectively. As of March 31, 2020 and 2019, approximately seventeen thousand and five thousand dollars was due to Kalyra and eliminated in consolidation.

We entered into an Intercompany Services Agreement (“ISA”) with Kalyra in January 2018 which states that we may provide research and development services to Kalyra and that Kalyra shall reimburse such expenses on a time and materials basis. For the three months ended March 31, 2020 and 2019, we provided $0.1 million and $0.2 million of research and development services to Kalyra that was eliminated in consolidation, respectively. As of March 31, 2020 and 2019, $0.1 million and $0.8 million was due from Kalyra and eliminated in consolidation, respectively.

14. Related Party Disclosures

On December 21, 2017, we acquired 17,307,692 shares of Series B preferred stock of Kalyra Pharmaceuticals, Inc. for a per share price of twenty-six cents ($0.26) or approximately $4.5 million. The management team and stockholders of Kalyra are also stockholders of the Company.

Prior to the investment, we entered into a license agreement and a master services agreement with Kalyra. The license agreement was signed and commenced on December 31, 2014 for the exclusive rights to develop and commercialize products derived from Kalyra’s technology in the initial area of oncology. The license agreement and all rights were subsequently sold from Kalyra to Recurium IP Holdings, LLC (“Recurium IP”), an entity with common ownership to Kalyra prior to the Zentalis investment. Under the agreement, we have agreed to make payments to Recurium IP based on specific milestones and based on Recurium Equity, LLC’s equity ownership stake in us at the time the milestone is earned. Recurium Equity, LLC (“Recurium Equity”) is also an entity with common ownership to Kalyra prior to the Zentalis investment. In addition, the Company shall pay low to mid-single digit percentage royalties on net product sales to Recurium IP and sublicense fees on any consideration paid to us by a sublicensor. The royalty payments are also based on Recurium Equity’s then equity ownership in us. The license agreement will terminate upon the later of the last expiration of the patent rights or 15 years from the date of commencement.

The Master Services Agreement (“MSA”) was entered into in January 2015 and states that Kalyra may provide research and development services to us and that we shall reimburse such expenses on a time and materials basis based on the initial statements of work. For the years ended December 31, 2018 and 2019, we incurred approximately $1.3 million and five thousand dollars of expense with Kalyra that was eliminated in consolidation for research and development services provided, respectively. As of December 31, 2018 and 2019, $1.2 million and seventeen thousand dollars was due to Kalyra and eliminated in consolidation.

We entered into an Intercompany Services Agreement (“ISA”) with Kalyra in January 2018 which states that we may provide research and development services to Kalyra and that Kalyra shall reimburse such expenses on a time and materials basis. For the years ended December 31, 2018 and 2019, we provided $0.5 million and $0.7 million of research and development services to Kalyra that was eliminated in consolidation, respectively. As of December 31, 2018 and 2019, $0.5 million and $0.2 million was due from Kalyra and eliminated in consolidation, respectively.